Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.71%
Brazil — 3.47%
Track & Field Co SA	250,200	$721,128
Vivara Participacoes S.A. (a)	72,000	315,253
		1,036,381
China — 6.34%
Beijing Huafeng Test & Control	2,389	126,514
Centre Testing Int	231,100	492,037
Shenzhen New Industries Biomed	88,180	624,989
Silergy Corp	50,788	649,334
		1,892,874
Czech Republic — 1.18%
CTP NV 144A(b),(c)	19,654	353,223

Greece — 0.68%
Kri-Kri Milk Industry SA(a)	6,216	201,846

Hong Kong — 1.79%
Plover Bay Tech(b)	224,800	239,061
Techtronic Industries Co Limited	17,613	296,452
		535,513
India — 22.25%
360 ONE WAM Ltd.	32,203	383,222
Action Construction Equipment Ltd. (a)	42,993	482,333
Aditya Vision Ltd(a)	64,691	432,655
Anant Raj Ltd.	92,002	602,245
Gulf Oil Lubricants India Ltd.	40,756	456,809
Home First Finance Co India Lt 144A(b),(c)	44,409	553,473
Jupiter Life Line Hospitals Ltd. (a)	86,654	301,103
Motherson Sumi Wiring India Ltd.	1,556,144	662,409
NRB Bearings Ltd. (a)	49,395	212,229
PB Fintech Ltd(a)	28,662	481,146
Rainbow Children’s Medicare Ltd.	21,048	336,541
SJS Enterprises Ltd	23,439	587,610
Supriya Lifescience Ltd(a)	78,758	715,743
Varun Beverages Ltd.	94,318	437,275
		6,644,793
Indonesia — 2.06%
Cisarua Mountain Dairy PT TBK	2,414,700	616,200

Malaysia — 1.85%
Frontken Corporation Bhd. (a)	432,900	552,079

Mexico — 6.38%
BBB Foods, Inc.(a)	5,291	218,677
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	19,742	680,902
Corporativo Fragua SAB de CV	14,387	406,960
Regional S.A.B. de C.V.	72,600	597,320
		1,903,859
Philippines — 6.09%
International Container Terminal
Services, Inc.	37,000	582,016
Philippine Seven Corp	1,021,800	565,812
Puregold Price Club, Inc.	468,000	313,427
	Shares	Fair Value
COMMON STOCKS — 98.71% (continued)
Philippines — 6.09% (continued)
Robinsons Land Corporation	1,283,800	$358,172
		1,819,427
Saudi Arabia — 2.30%
Rasan Information Technology
Company(a)	19,853	688,232

Singapore — 1.27%
iFAST Corp Ltd.	53,300	377,811

South Korea — 16.22%
D’Alba Global Company Ltd.	3,563	545,666
FNS Tech Company Ltd.	90,003	698,544
Global Tax Free Company Ltd.(a)	172,776	567,519
HD Hyundai Marine Solution Co	6,608	842,571
iFamilySC Co Ltd	58,458	305,851
Jahwa Electronics Company Ltd.(a)	17,979	275,967
LEENO Industrial Inc.	3,719	165,197
Park Systems Corp(a)	1,250	220,886
Protec Company Ltd. (a)	6,573	262,820
Pumtech Korea Company Ltd. (a)	8,709	278,220
Sanil Electric Company Ltd. (a)	4,953	491,507
SEMCNS Company Ltd.(a)	24,720	188,092
		4,842,840
Taiwan — 22.70%
Acter Company LTD	9,000	257,716
Airtac International Group	28,000	1,148,500
Asia Vital Components Co., Ltd. (a)	13,000	933,659
ASPEED Technology, Inc.	1,100	494,613
AURAS Technology Co. Ltd. (a)	6,000	167,539
Chung-Hsin Electric & Machinery Manufacturing(a)	47,000	223,338
Gem Services Inc	41,000	156,116
Hon Precision, Inc.	4,000	765,254
Jentech Precision Industrial Co., Ltd.	4,000	426,586
Materials Analysis Technology, Inc. (a)	34,118	220,215
Parade Technologies Ltd. (a)	12,000	208,773
P-Duke Technology Company Ltd.	99,000	363,171
RADBON ELECTRONICS CO LTD	29,720	154,566
Sinbon Electronics Co., Limited(a)	56,000	513,141
Sporton International, Inc.	124,918	744,411
		6,777,598
Thailand — 0.58%
Thaifoods Group PCL	590,800	174,176

United Arab Emirates — 1.07%
Spinneys 1961 Holding PLC	927,033	320,502

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
July 31, 2026 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 98.71% (continued)
Vietnam — 2.48%
Asia Commercial Bank JSC	413,985	$344,778
Vietnam Technological & Comm Joint-stock Bank	358,938	395,164
		739,942
Total Common Stocks (Cost $24,880,189)		29,477,296

Total Common Stocks/ Investments — 98.71% (Cost $24,880,189)		$29,477,296

Other Assets in Excess of Liabilities — 1.29%		385,710

NET ASSETS — 100.00%		$29,863,006

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $1,145,757 representing 3.84% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $906,696, representing 3.04% of net assets.